Mineral Property Interests (Tables)	12 Months Ended
Dec. 31, 2020
Mineral Property Interests
Schedule of mineral property interests
	Canada					USA
	British Columbia			Nunavut		Nevada
	New Polaris	Windfall Hills	Princeton	Hard Cash	Nigel	Fondaway Canyon	Corral Canyon	Other
	(Note 8(a)(i))	(Note 8(a)(ii))	(Note 8(a)(iv))	(Note 8(a)(v))	(Note 8(a)(v))	(Notes 8(b)(i))	(Note 8(b)(ii))	(Note 8(c))	Total

Acquisition Costs:

Balance, December 31, 2018	$3,888	$344	$-	$9	$2	$2,010	$23	$10	$6,286
Additions	18	-	20	21	3	-	-	-	62
Recovery	-	-	-	-	-	-	-	(3)	(3)
Foreign currency translation adjustment	8	17	-	1	-	102	1	-	129
Write off	-	-	-	-	-	-	-	(7)	(7)
Balance, December 31, 2019	3,914	361	20	31	5	2,112	24	-	6,467
Additions	9	-	8	-	-	-	-	-	17
Recoveries	-	-	(28)	-	-	(513)	-	-	(541)
Foreign currency translation adjustment	4	7	-	1	-	42	1	-	55
Write off	-	-	-	(32)	(5)	-	-	-	(37)
Balance, December 31, 2020	3,927	368	-	-	-	1,641	25	-	5,961

Deferred Exploration Expenditures:

Balance, December 31, 2018	5,778	630	69	120	-	1,353	1	-	7,951
Additions, net of recoveries	133	8	116	211	-	159	501	-	1,128
Foreign currency translation adjustment	427	32	3	6	-	68	1	-	537
Balance, December 31, 2019	6,338	670	188	337	-	1,580	503	-	9,616
Additions	183	361	7	746	-	38	33	-	1,368
Recoveries	-	-	(200)	-	-	(81)	-	-	(281)
Foreign currency translation adjustment	162	15	5	7	-	36	21	-	246
Write off	-	-	-	(1,090)	-	-	-	-	(1,090)
Balance, December 31, 2020	6,683	1,046	-	-	-	1,573	557	-	9,859

Mineral property interests:
Balance, December 31, 2019	$10,252	$1,031	$208	$368	$5	$3,692	$527	$-	$16,083
Balance, December 31, 2020	10,610	1,414	-	-	-	3,214	582	-	15,820

Schedule of expenditure options
	Cash	Cash	Annual	Number of
	Payments	Payments	Payments	Shares
	(CADS$000)	(US$000)	(US$000)

New Polaris (Note 8(a)(i)):
Net profit interest reduction or buydown	$-	$-	$-	150,000

Fondaway Canyon (Note 8(b)(i)):
Advance royalty payment for buyout of 3% net smelter return (1)	-	-	35	-
Buyout provision for net smelter return of 2% (2)	-	2,000	-	-

Windfall Hills (Note 8(a)(ii)):
Buyout provision for net smelter return of 1.5%	1,000	-	-	-
Reduction of net smelter return of 2% to 1%	-	500	-	-

Princeton (Note 8(a)(iv)) (3):
On or before:
March 16, 2021	25	-	-	-
Buyout provision for net smelter return of 1%	1,000	-	-	-
Reduction of net smelter return of 2% to 1%	1,000	-	-	-

	$3,025	$2,500	$35	150,000

_________

(1)	Advance royalty payments of 285,000 remain payable as at December 31, 2020 with annual payments of $35,000. Pursuant to the option agreement, Getchell will be obligated to pay the annual advance royalty (Note 8(b)(i)).

(2)	The 2% NSR has a buyout provision of either $2 million in cash or 19.99% interest of a public entity which owns AIM if AIM were to close an initial public offering of at least $5 million.

(3)	In October 2020, the Company assigned its interest in the property option agreement for the Princeton property to Damara (Note 8(a)(iii)).